GOODWILL - Carrying amount (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
GOODWILL.
Good will beginning balance	¥ 1,364,191		¥ 1,339,657
Accumulated impairment losses	(1,364,191)
Goodwill net			1,364,191
Goodwill acquired			24,534
Impairment of goodwill	(1,364,191)	$ (192,142)	0
Goodwill Ending balance	¥ 1,364,191		¥ 1,364,191